SCHEDULE OF INVESTMENTS
Ivy Securian Core Bond Fund (in thousands)	JUNE 30, 2020 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
Air Canada Enhanced Equipment Trust, Series 2015-2, Class AA, 3.550%, 1-15-30 (A)	$5,007	$4,131
America West Airlines, Inc., Pass-Through Certificates, Series 2000-1, 8.057%, 7-2-20	565	564
American Airlines Class B Pass-Through Certificates, Series 2016-3, 3.750%, 10-15-25	4,059	2,872
American Airlines, Inc. Pass-Through Certificates, Series 2013-1, Class B, 5.625%, 1-15-21 (A)	2,729	2,466
American Airlines, Inc. Pass-Through Certificates, Series 2013-2, Class B, 5.600%, 7-15-20 (A)	1,321	1,321
American Airlines, Inc. Pass-Through Certificates, Series 2017-1, Class B, 4.950%, 2-15-25	1,058	800
AmeriCredit Automobile Receivables Trust, Series 2016-4, 2.740%, 12-8-22	2,500	2,535
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class C, 2.710%, 8-18-22	4,768	4,820
AmeriCredit Automobile Receivables Trust, Series 2018-2, Class C, 3.590%, 6-18-24	6,660	6,983
Bank of the West Auto Trust, Series 2017-1, Class D, 3.210%, 4-15-25 (A)	4,500	4,590
British Airways Pass-Through Trust, Series 2019-1A, 3.350%, 6-15-29 (A)	3,261	2,691

California Republic Auto Receivables Trust, Series 2016-1, Class B, 3.430%, 2-15-22	5,675		5,681
CarMax Auto Owner Trust, Series 2018-1, Class C, 2.950%, 11-15-23	3,700		3,732
Chesapeake Funding II LLC, Series 2017-2A, Class D, 3.710%, 5-15-29 (A)	2,050		2,068
Chesapeake Funding II LLC, Series 2017-3, Class D, 3.380%, 8-15-29 (A)	2,500		2,529
Chesapeake Funding II LLC, Series 2017-4A, Class D, 3.260%, 11-15-29 (A)	3,375		3,336
Chesapeake Funding II LLC, Series 2018-1, Class C, 3.570%, 4-15-30 (A)	3,100		3,158
CommonBond Student Loan Trust, Series 2017-BGS, Class C:
4.440%, 9-25-42 (A)	127		132
2.540%, 1-25-47 (A)	8,137		8,451
Continental Airlines, Inc. Pass-Through Certificates, Series 2000-1, Class A-1, 8.048%, 11-1-20	—	*	—	*
CVS Caremark Corp. Pass-Through Trust:
6.036%, 12-10-28	7,553		8,536
6.943%, 1-10-30	3,224		3,691
Delta Air Lines, Inc. Pass-Through Certificates, Series 2015-1, Class B, 4.250%, 7-30-23	1,696		1,545
Delta Air Lines, Inc. Pass-Through Certificates, Series 2020A, Class B, 2.500%, 6-10-28	5,000		4,484
Drive Auto Receivables Trust, Series 2018-5, Class C, 3.990%, 1-15-25	2,900		2,960

Earnest Student Loan Program LLC, Series 2016-B, Class A2, 3.020%, 5-25-34 (A)	607	611
Earnest Student Loan Program LLC, Series 2017-A, Class B, 3.590%, 1-25-41 (A)	679	689
Exeter Automobile Receivables Trust, Series 2016-2, Class D, 8.250%, 4-17-23 (A)	7,639	7,836
Flagship Credit Auto Trust, Series 2016-1, Class D, 8.590%, 5-15-23 (A)	4,200	4,301
GM Financial Securitized Term Auto Receivables Trust, Series 2018-1, Class C, 2.770%, 7-17-23	1,400	1,427
Hawaiian Airlines, Inc. Pass-Through Certificates, Series 2013-1, Class B, 4.950%, 1-15-22	4,169	3,952
Hyundai Auto Receivables Trust, Series 2016-B, Class D, 2.680%, 9-15-23	2,520	2,554
Invitation Homes Trust, Series 2018-SFR2 (1-Month U.S. LIBOR plus 128 bps), 1.465%, 6-17-37 (A)(B)	4,000	3,918
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614%, 2-10-32 (A)	4,000	4,186
Prestige Auto Receivables Trust, Series 2016-1A, Class E, 7.690%, 3-15-23 (A)	2,000	2,023
Progress Residential Trust, Series 2017-SFR1, Class D, 3.565%, 8-17-34 (A)	2,750	2,794

Progress Residential Trust, Series 2018-SFR1, 3.684%, 3-17-35 (A)	4,500	4,560
SoFi Professional Loan Program LLC, Series 2017-F, Class A-2FX, 2.840%, 1-25-41 (A)	5,234	5,350
SoFi Professional Loan Program LLC, Series 2018-A, Class A-2B, 2.950%, 2-25-42 (A)	3,500	3,588
U.S. Airways, Inc. Pass-Through Certificates, Series 2012-2, Class B, 6.750%, 6-3-21	4,083	3,298
U.S. Airways, Inc., Series 2013-1, Class B, 5.375%, 11-15-21	1,285	1,043
United Airlines Pass-Through Certificates, Series 2014-1B, 4.750%, 4-11-22	2,104	1,868
United Airlines Pass-Through Certificates, Series 2014-2B, 4.625%, 9-3-22	3,087	2,722
United Airlines Pass-Through Certificates, Series 2016-1, Class B, 3.650%, 1-7-26	3,729	2,752
United Airlines Pass-Through Certificates, Series 2019-2, Class B, 3.500%, 5-1-28	3,215	2,417
Volvo Financial Equipment Trust, Series 2018-1, Class C, 3.060%, 12-15-25 (A)	2,600	2,583
Westlake Automobile Receivables Trust, Series 2017-1, Class E, 5.050%, 8-15-24 (A)	4,325	4,341
Westlake Automobile Receivables Trust, Series 2017-2, Class E, 4.630%, 7-15-24 (A)	2,150	2,179

Westlake Automobile Receivables Trust, Series 2018-1, Class C, 2.920%, 5-15-23 (A)	4,851	4,865

TOTAL ASSET-BACKED SECURITIES – 13.3%		$159,933
(Cost: $166,292)

CORPORATE DEBT SECURITIES
Communication Services
Cable & Satellite – 0.9%
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal), 3.300%, 4-1-27	4,620	5,193
Neptune Finco Corp., 6.625%, 10-15-25(A)	5,000	5,194

		10,387

Integrated Telecommunication Services – 1.5%
AT&T, Inc.:
3.400%, 5-15-25	5,000	5,498
2.300%, 6-1-27	3,100	3,200
4.850%, 7-15-45	2,000	2,376
3.650%, 6-1-51	3,100	3,234
Verizon Communications, Inc. (3-Month U.S. LIBOR plus 110 bps), 1.492%, 5-15-25(B)	3,925	3,973

		18,281

Movies & Entertainment – 0.6%
Walt Disney Co. (The), 3.600%, 1-13-51	6,500	7,228

Wireless Telecommunication Service – 0.2%
Crown Castle Towers LLC, 4.241%, 7-15-28(A)	1,800	2,059

Total Communication Services - 3.2%		37,955
Consumer Discretionary
Automotive Retail – 0.5%
AutoZone, Inc.:
3.625%, 4-15-25	3,250	3,632
4.000%, 4-15-30	2,250	2,600

		6,232

Internet & Direct Marketing Retail – 0.9%
eBay, Inc., 3.800%, 3-9-22	10,000	10,507

Total Consumer Discretionary - 1.4%		16,739
Consumer Staples
Agricultural Products – 0.5%
Ingredion, Inc.:
2.900%, 6-1-30	2,700	2,874
3.900%, 6-1-50	2,800	3,203

		6,077

Packaged Foods & Meats – 0.5%
Kellogg Co., 3.125%, 5-17-22	5,500	5,731

Tobacco – 0.2%
Altria Group, Inc. (GTD by Philip Morris USA, Inc.), 5.800%, 2-14-39	1,905	2,375

Total Consumer Staples - 1.2%		14,183

Energy
Integrated Oil & Gas – 0.6%
Equinor ASA (GTD by Equinor Energy AS), 3.000%, 4-6-27	6,600	7,269

Oil & Gas Exploration & Production – 0.9%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.) (3-Month U.S. LIBOR plus 277.75 bps), 3.076%, 6-1-67(B)	5,750	4,485
ONEOK, Inc. (GTD by ONEOK Partners L.P. and ONEOK Partners Intermediate Ltd. Partnership), 7.150%, 1-15-51	5,450	6,619

		11,104

Oil & Gas Refining & Marketing – 0.8%
Marathon Petroleum Corp.:
3.625%, 9-15-24	2,096	2,235
5.850%, 12-15-45	5,097	5,372
Phillips 66 (GTD by Phillips 66 Co.) (3-Month U.S. LIBOR plus 60 bps), 0.960%, 2-26-21(B)	1,160	1,158

		8,765

Oil & Gas Storage & Transportation – 4.8%
Boardwalk Pipelines L.P. (GTD by Boardwalk Pipeline Partners L.P.):
3.375%, 2-1-23	856	859
4.950%, 12-15-24	4,051	4,338
5.950%, 6-1-26	1,496	1,682
EQT Midstream Partners L.P., 6.500%, 7-15-48	2,225	2,031
Florida Gas Transmission Co. LLC, 2.550%, 7-1-30(A)	8,875	9,068
Kinder Morgan Energy Partners L.P.:
5.300%, 9-15-20	3,205	3,232
5.800%, 3-1-21	1,306	1,349
MPLX L.P.:
6.375%, 5-1-24	2,260	2,334
5.250%, 1-15-25	3,851	4,004
5.500%, 2-15-49	4,125	4,680
MPLX L.P. (3-Month U.S. LIBOR plus 110 bps), 1.413%, 9-9-22(B)	2,520	2,478
Sabine Pass Liquefaction LLC, 4.500%, 5-15-30(A)	3,000	3,313
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.), 6.850%, 2-15-40	1,265	1,393
Tennessee Gas Pipeline Co., 8.375%, 6-15-32(C)	3,200	4,251
Western Midstream Operating L.P.:
3.950%, 6-1-25	4,630	4,337
5.250%, 2-1-50	4,500	3,899
Williams Partners L.P., 4.125%, 11-15-20	4,250	4,257

		57,505

Total Energy - 7.1%		84,643
Financials
Asset Management & Custody Banks – 0.7%
Apollo Management Holdings L.P., 2.650%, 6-5-30(A)	4,700	4,674

Pine Street Trust I, 4.572%, 2-15-29	3,000	3,421

		8,095

Consumer Finance – 1.9%
Discover Bank, 3.450%, 7-27-26	3,975	4,297
Ford Motor Credit Co. LLC, 5.750%, 2-1-21	5,361	5,386
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.) (3-Month U.S. LIBOR plus 85 bps), 2.170%, 4-9-21(B)	4,100	4,076
Hyundai Capital America:
3.250%, 9-20-22(A)	3,662	3,762
2.850%, 11-1-22(A)	4,500	4,592

		22,113

Diversified Banks – 5.2%
Citibank N.A. (3-Month U.S. LIBOR plus 60 bps), 0.977%, 5-20-22(B)	10,000	10,017
Citizens Bank N.A. (3-Month U.S. LIBOR plus 95 bps), 1.256%, 3-29-23(B)	10,400	10,413
Compass Bank:
3.500%, 6-11-21	2,000	2,043
3.875%, 4-10-25	6,750	7,131
HSBC Holdings plc, 3.262%, 3-13-23	3,600	3,730
HSBC Holdings plc (3-Month U.S. LIBOR plus 65 bps), 1.434%, 9-11-21(B)	4,515	4,517
Truist Financial Corp., 5.050%, 12-15-68	2,765	2,468
U.S. Bancorp:
3.000%, 7-30-29	2,700	2,931
5.300%, 12-29-49	1,675	1,692
Wells Fargo & Co.:
3.000%, 10-23-26	1,500	1,636
2.393%, 6-2-28	10,000	10,330
Wells Fargo N.A. (3-Month U.S. LIBOR plus 62 bps), 0.973%, 5-27-22(B)	5,100	5,112

		62,020

Investment Banking & Brokerage – 1.4%
Charles Schwab Corp. (The), 4.625%, 12-29-49	4,200	3,959
Goldman Sachs Group, Inc. (The) (3-Month U.S. LIBOR plus 78 bps), 1.540%, 10-31-22(B)	5,780	5,778
Morgan Stanley:
5.500%, 7-28-21	990	1,042
3.125%, 7-27-26	1,400	1,545
Raymond James Financial, Inc., 4.650%, 4-1-30	3,250	3,885

		16,209

Life & Health Insurance – 1.7%
AIG Global Funding, 0.800%, 7-7-23(A)	3,400	3,400
Equitable Financial Life Insurance Co., 1.400%, 7-7-25(A)	5,850	5,839
Teachers Insurance & Annuity Association of America, 4.270%, 5-15-47(A)	5,000	5,932
Unum Group, 5.750%, 8-15-42	4,674	4,960

		20,131

Multi-Line Insurance – 0.4%
Athene Global Funding, 2.800%, 5-26-23(A)	5,000	5,101

Other Diversified Financial Services – 1.3%
Jefferies Group LLC and Jefferies Group Capital Finance, Inc., 4.150%, 1-23-30	2,915	3,165
JPMorgan Chase & Co., 4.600%, 8-1-68	2,000	1,783
JPMorgan Chase & Co. (3-Month U.S. LIBOR plus 332 bps), 4.753%, 1-1-68(B)	6,975	6,155
JPMorgan Chase & Co. (3-Month U.S. LIBOR plus 347 bps), 4.230%, 4-29-49(B)	4,297	3,911
USAA Capital Corp., 2.125%, 5-1-30(A)	1,000	1,030

		16,044

Regional Banks – 1.5%
Regions Financial Corp., 3.800%, 8-14-23	2,275	2,474
SunTrust Banks, Inc. (3-Month U.S. LIBOR plus 59 bps), 0.976%, 5-17-22(B)	8,125	8,150
Synovus Financial Corp.:
3.125%, 11-1-22	5,680	5,750
5.750%, 12-15-25(C)	2,000	1,940

		18,314

Specialized Finance – 0.1%
Ashtead Capital, Inc., 4.000%, 5-1-28(A)	900	896

Total Financials - 14.2%		168,923
Health Care
Health Care Distributors – 0.2%
McKesson Corp., 3.650%, 11-30-20	2,500	2,532

Health Care Facilities – 0.2%
NYU Hospitals Center, 4.428%, 7-1-42	2,315	2,626

Health Care Services – 0.5%
Cigna Corp., 4.900%, 12-15-48	4,963	6,560

Health Care Supplies – 0.7%
Bio-Rad Laboratories, Inc., 4.875%, 12-15-20	1,750	1,779
Dentsply Sirona, Inc., 3.250%, 6-1-30	6,025	6,313

		8,092

Pharmaceuticals – 0.9%
Upjohn, Inc.:
2.300%, 6-22-27(A)	3,400	3,510
3.850%, 6-22-40(A)	2,430	2,606
Zoetis, Inc., 3.000%, 5-15-50	4,385	4,508

		10,624

Total Health Care - 2.5%		30,434
Industrials
Airlines – 0.3%
Delta Air Lines, Inc., 8.021%, 8-10-22(A)	1,424	1,336
U.S. Airways Group, Inc., Class A, 6.250%, 4-22-23	1,875	1,599

		2,935

Railroads – 1.0%
CSX Corp.:
4.750%, 11-15-48	950	1,261
4.250%, 11-1-66	4,175	5,040
Westinghouse Air Brake Technologies Corp., 3.200%, 6-15-25	3,350	3,420

Westinghouse Air Brake Technologies Corp. (3-Month U.S. LIBOR plus 105 bps), 1.613%, 9-15-21(B)	2,700	2,700

		12,421

Total Industrials - 1.3%		15,356
Information Technology
Application Software – 0.4%
Block Financial LLC (GTD by H&R Block, Inc.), 4.125%, 10-1-20	5,000	5,019

IT Consulting & Other Services – 0.6%
Leidos, Inc. (GTD by Leidos Holdings, Inc.):
2.950%, 5-15-23(A)	4,665	4,859
3.625%, 5-15-25(A)	2,325	2,534

		7,393

Technology Hardware, Storage & Peripherals – 1.2%
Apple, Inc.:
0.750%, 5-11-23	2,350	2,375
1.125%, 5-11-25	5,545	5,644
Dell International LLC and EMC Corp., 4.900%, 10-1-26(A)	5,000	5,505

		13,524

Total Information Technology - 2.2%		25,936
Materials
Specialty Chemicals – 0.3%
Albemarle Corp. (3-Month U.S. LIBOR plus 105 bps), 1.442%, 11-15-22(A)(B)	3,465	3,330

Total Materials - 0.3%		3,330
Real Estate
Specialized REITs – 0.3%
American Tower Corp., 3.070%, 3-15-23(A)	3,100	3,172

Total Real Estate - 0.3%		3,172
Utilities
Electric Utilities – 6.4%
Cleco Corporate Holdings LLC, 3.743%, 5-1-26(D)	2,200	2,331
Edison International, 4.950%, 4-15-25	3,250	3,571
Entergy Mississippi, Inc., 3.250%, 12-1-27	2,750	2,965
Entergy Texas, Inc., 3.450%, 12-1-27	3,600	3,904
Eversource Energy, 3.800%, 12-1-23	3,550	3,885
Exelon Corp., 4.700%, 4-15-50	3,340	4,244
Exelon Generation Co. LLC, 3.250%, 6-1-25	7,175	7,734
FirstEnergy Transmission LLC, 5.450%, 7-15-44(A)	3,871	5,000
Florida Power & Light Co., 2.850%, 4-1-25	3,155	3,451
Indianapolis Power & Light Co., 4.700%, 9-1-45(A)	3,150	3,935
IPALCO Enterprises, Inc., 3.700%, 9-1-24	2,650	2,833
MidAmerican Energy Co., 4.250%, 7-15-49	3,500	4,542
PacifiCorp, 3.300%, 3-15-51	3,335	3,673

PPL Capital Funding, Inc. (GTD by PPL Corp.) (3-Month LIBOR plus 266.5 bps), 2.973%, 3-30-67(B)	4,972	3,729
Southern Power Co., Series F, 4.950%, 12-15-46	6,190	6,855
Vistra Operations Co. LLC, 3.700%, 1-30-27(A)	6,100	6,281
Xcel Energy, Inc., 3.500%, 12-1-49	6,850	7,637

		76,570

Gas Utilities – 1.7%
AGL Capital Corp., 3.875%, 11-15-25	7,050	7,800
El Paso Natural Gas Co. LLC, 8.375%, 6-15-32(D)	2,000	2,671
ONE Gas, Inc., 2.000%, 5-15-30	5,000	5,093
Piedmont Natural Gas Co., Inc., 3.350%, 6-1-50	4,400	4,809

		20,373

Independent Power Producers & Energy Traders – 0.5%
AES Corp. (The):
3.300%, 7-15-25(A)	1,365	1,406
3.950%, 7-15-30(A)	3,670	3,881

		5,287

Multi-Utilities – 2.4%
Ameren Corp., 3.500%, 1-15-31	6,775	7,573
Dominion Energy, Inc., 2.715%, 8-15-21(D)	9,000	9,198
East Ohio Gas Co. (The):
1.300%, 6-15-25(A)	3,375	3,394
3.000%, 6-15-50(A)	4,110	4,103
Pacific Gas and Electric Co., 1.750%, 6-16-22	4,800	4,807

		29,075

Total Utilities - 11.0%		131,305

TOTAL CORPORATE DEBT SECURITIES – 44.7%		$531,976
(Cost: $511,177)

MORTGAGE-BACKED SECURITIES
Commercial Mortgage-Backed Securities - 4.4%
BAMLL Commercial Mortgage Securities Trust 2014-520M, Class A (Mortgage spread to 10-year U.S. Treasury index), 4.325%, 8-15-46(A)(B)	4,130	5,054
Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2018-TBR, Class A (1-Month U.S. LIBOR plus 83 bps), 1.015%, 12-15-36(A)(B)	10,000	9,140
Credit Suisse Mortgage Capital Trust, Series 2014-USA, Class A-1, 3.304%, 9-15-37(A)	1,441	1,430
Credit Suisse Mortgage Capital Trust, Series 2017-HL1, Class A12 (Mortgage spread to 10-year U.S. Treasury index), 3.500%, 6-25-47(A)(B)	4,775	4,933

GS Mortgage Securities Corp. Trust, Commercial Mortgage Pass-Through Certificates, Series 2012-BWTR (Mortgage spread to 5-year U.S. Treasury index), 3.440%, 11-5-34(A)(B)	1,000	939
Hometown Commercial Trust, Commercial Mortgage-Backed Notes, Series 2007-1, 6.057%, 6-11-39(A)	6	4
Invitation Homes Trust, Series 2018-SFR1 (1-Month U.S. LIBOR plus 125 bps), 1.444%, 3-17-37(A)(B)	4,500	4,424
Invitation Homes Trust, Series 2018-SFR3, Class A (1-Month U.S. LIBOR plus 100 bps), 1.194%, 7-17-37(A)(B)	4,643	4,609
Invitation Homes Trust, Series 2018-SFR3, Class D (1-Month U.S. LIBOR plus 165 bps), 1.844%, 7-17-37(A)(B)	5,000	4,892
JPMorgan Chase Comm Mortgage Securities Corp., Comm Mortgage Pass-Through Certs, Series 2016-JP4, Class A-4 (10-Year U.S. Treasury index plus 110 bps), 3.648%, 12-15-49(B)	575	642
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2017-JP5, Class A-5, 3.723%, 3-15-50	1,500	1,687
Mellon Residential Funding Corp., Series 1998-2, Class B-1, 6.750%, 6-25-28	1	1
UBS Commercial Mortgage Trust, Series 2017-C1, Class AS, 3.724%, 6-15-50	4,000	4,254
UBS Commercial Mortgage Trust, Series 2017-C6, Class A5, 3.580%, 12-15-50	7,000	7,930
UBS Commercial Mortgage Trust, Series 2017-C7, Class AS (Mortgage spread to 10-year U.S. Treasury index), 4.061%, 12-15-50(B)	2,300	2,503

		52,442

Other Mortgage-Backed Securities - 10.1%
Agate Bay Mortgage Loan Trust 2015-6, Class B1 (Mortgage spread to 10-year U.S. Treasury index), 3.602%, 9-25-45(A)(B)	6,207	6,339
Agate Bay Mortgage Loan Trust 2016-1, Class B1 (Mortgage spread to 7-year U.S. Treasury index), 3.767%, 12-25-45(A)(B)	6,137	5,932

Agate Bay Mortgage Loan Trust, Series 2013-1, Class B4 (Mortgage spread to 10-year U.S. Treasury index), 3.604%, 7-25-43(A)(B)	2,644	2,579
Agate Bay Mortgage Loan Trust, Series 2015-5, Class B3 (Mortgage spread to 7-year U.S. Treasury index), 3.611%, 7-25-45(A)(B)	2,798	2,775
Bear Stearns Mortgage Securities, Inc., Series 1996-6, Class B2, 8.000%, 11-25-29	32	21
Bellemeade Re Ltd., Series 2018-1A, Class M1B (1-Month U.S. LIBOR plus 160 bps), 1.785%, 4-25-28(A)(B)	1,867	1,848
CHL Mortgage Pass-Through Trust, Series 2004-J4, 5.250%, 5-25-34	46	46
Citigroup Mortgage Loan Trust, Series 2018-RP1 (3-year U.S. Treasury index plus 60 bps):
3.531%, 10-25-43(A)(B)	3,563	3,513
3.000%, 9-25-64(A)(B)	2,937	3,052
COLT Funding LLC Mortgage Loan Trust, Series 2019-3, Class A1 (Mortgage spread to 2-year U.S. Treasury index), 2.764%, 8-25-49(A)(B)	3,791	3,836
Eagle Re Ltd., Series 2020-1, Class M1B (1-Month U.S. LIBOR plus 145 bps), 1.635%, 1-25-30(A)(B)	10,721	10,127
Earnest Student Loan Program LLC, Series 2016-D, Class A2, 2.720%, 1-25-41(A)	2,632	2,671
Home Partners of America Trust, Series 2018-1, Class A (1-Month U.S. LIBOR plus 90 bps), 1.094%, 7-17-37(A)(B)	4,429	4,364
Invitation Homes Trust, Series 2018-SFR4, Class C (1-Month U.S. LIBOR plus 140 bps), 1.594%, 1-17-38(A)(B)	9,600	9,421
JPMorgan Mortgage Trust, Series 2004-A3, Class 4-A-2 (Mortgage spread to 10-year U.S. Treasury index), 3.257%, 7-25-34(B)	8	8
JPMorgan Mortgage Trust, Series 2013-2, Class B3 (Mortgage spread to 7-year U.S. Treasury index), 3.632%, 5-25-43(A)(B)	2,238	2,236
JPMorgan Mortgage Trust, Series 2013-2, Class B4 (Mortgage spread to 5-year U.S. Treasury index), 3.632%, 5-25-43(A)(B)	1,395	1,358

JPMorgan Mortgage Trust, Series 2016-3, Class B3 (Mortgage spread to 7-year U.S. Treasury index), 3.358%, 10-25-46(A)(B)	2,660		2,637
JPMorgan Mortgage Trust, Series 2017-4, Class A-13 (Mortgage spread to 10-year U.S. Treasury index), 3.500%, 11-25-48(A)(B)	6,659		6,807
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.720%, 12-15-49	320		358
Morgan Stanley Capital I Trust, Series 2012-STAR, Class B, 3.451%, 8-5-34(A)	930		921
Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10 (1-Month U.S. LIBOR plus 325 bps), 3.435%, 10-15-49(A)(B)	1,000		900
Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M7 (1-Month U.S. LIBOR plus 170 bps), 1.885%, 10-15-49(A)(B)	1,185		1,096
Pearl Street Mortgage Co. Trust, Series 2018-1, Class A-3 (Mortgage spread to 2-year U.S. Treasury index), 3.500%, 2-25-48(A)(B)	5,014		5,078
Progress Residential Trust, Series 2018-SFR3, Class C, 4.178%, 10-17-35(A)	5,000		5,132
Prudential Home Mortgage Securities, Series 1994A, Class 5B (Mortgage spread to 2-year U.S. Treasury index), 6.730%, 4-28-24(A)(B)	—	*	—*
Prudential Home Mortgage Securities, Series 1994E, Class 5B (Mortgage spread to 2-year U.S. Treasury index), 7.659%, 9-28-24(A)(B)	—	*	—*
Radnor Re Ltd., Series 2020-1, Class M1B (1-Month U.S. LIBOR plus 145 bps), 1.635%, 2-25-30(A)(B)	4,650		4,265
Salomon Brothers Mortgage Securities VII, Inc., Series 1997-HUD, Class B-2 (Mortgage spread to 3-year U.S. Treasury index), 4.081%, 12-25-30(B)	742		116
Sequoia Mortgage Trust, Series 2012-5, Class B2 (Mortgage spread to 3-year U.S. Treasury index), 3.886%, 11-25-42(B)	3,089		3,125
Sequoia Mortgage Trust, Series 2015-3, Class B1 (Mortgage spread to 7-year U.S. Treasury index), 3.703%, 7-25-45(A)(B)	3,673		3,742

Shellpoint Co-Originator Trust, Series 2015-1, Class B3 (Mortgage spread to 7-year U.S. Treasury index), 3.792%, 8-25-45(A)(B)	4,644	4,713
SoFi Professional Loan Program LLC, Series 2015-D, Class A-2, 2.720%, 10-27-36	1,981	2,013
SoFi Professional Loan Program LLC, Series 2017-D, Class A-2FX, 2.650%, 9-25-40	2,454	2,516
SoFi Professional Loan Program LLC, Series 2020-C, Class A-FX, 1.950%, 2-15-46(A)	3,000	3,044
Structured Asset Mortgage Investments, Inc., Series 1998-2, Class B, 6.750%, 5-2-30	3	—*
Structured Asset Mortgage Investments, Inc., Series 1998-2, Class C, 6.750%, 5-2-30	2	—*
Towd Point Mortgage Trust, Series 2015-2, Class 2-M2 (Mortgage spread to 7-year U.S. Treasury index), 4.477%, 11-25-57(A)(B)	7,050	7,388
Winwater Mortgage Loan Trust 2015-B1 (Mortgage spread to 10-year U.S. Treasury index), 3.777%, 8-20-45(A)(B)	6,285	6,497

		120,474

TOTAL MORTGAGE-BACKED SECURITIES – 14.5%		$172,916
(Cost: $174,091)

MUNICIPAL BONDS - TAXABLE
Alabama – 0.4%
Muni Elec Auth of GA, Plant Vogtle Units 3 & 4 Proj M Bonds, Ser 2010A, 6.655%, 4-1-57	2,965	4,358

New York – 0.6%
Port Auth of NY & NJ Consolidated Bonds, 168th Ser, 4.926%, 10-1-51	2,690	3,759
Port Auth of NY & NJ Consolidated Bonds, Ser 174, 4.458%, 10-1-62	3,000	3,999

		7,758

Washington – 0.1%
Pub Util Dist No. 1, Douglas Cnty, WA, Wells Hydroelec Bonds, Ser 2010A, 5.450%, 9-1-40	1,205	1,668

TOTAL MUNICIPAL BONDS - TAXABLE – 1.1%		$13,784
(Cost: $10,373)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations - 11.2%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO, 5.300%, 1-15-33	41	48
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 215 bps), 2.637%, 12-25-30(A)(B)	5,000	4,806
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 280 bps), 4.985%, 5-25-28(B)	3,464	3,584
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 330 bps), 3.485%, 10-25-27(B)	15,000	15,226
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 380 bps), 3.985%, 3-25-29(B)	4,000	4,040
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 445 bps), 4.635%, 4-25-30(B)	1,250	1,200
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 455 bps), 4.735%, 10-25-24(B)	1,686	1,718
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 515 bps), 5.335%, 11-25-28(B)	2,925	3,057
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 555 bps), 5.718%, 7-25-28(B)	5,871	6,135
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 95 bps), 1.135%, 10-25-29(B)	5,700	5,469
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 30-year U.S. Treasury index), 4.000%, 8-25-56(A)(B)	1,466	1,444
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 7-year U.S. Treasury index), 4.000%, 7-25-56(B)	5,830	5,805
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
3.500%, 5-25-45	2,526	2,588
3.000%, 10-25-46	941	950

Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 300 bps), 3.185%, 10-25-29(B)	3,000	3,017
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 365 bps), 3.835%, 9-25-29(B)	2,135	2,135
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 430 bps), 4.485%, 2-25-25(B)	1,515	1,528
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 440 bps), 4.585%, 1-25-24(B)	3,450	3,037
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 445 bps), 4.635%, 1-25-29(B)	4,813	4,918
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 550 bps), 5.685%, 9-25-29(B)	2,650	2,753

Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
3.000%, 9-1-22	141	148
5.000%, 7-1-23	33	36
6.000%, 8-1-23	34	36
5.500%, 2-1-24	16	17
4.500%, 4-1-25	59	63
3.500%, 11-1-25	141	148
3.500%, 6-1-26	244	257
2.500%, 11-1-27	512	536
6.000%, 8-1-29	19	22
7.500%, 5-1-31	11	13
7.000%, 9-1-31	3	4
7.000%, 11-1-31	53	62
6.500%, 12-1-31	5	6
6.500%, 2-1-32	52	63
7.000%, 2-1-32	38	45
7.000%, 3-1-32	58	70
6.500%, 4-1-32	9	11
6.500%, 5-1-32	15	17
6.500%, 7-1-32	6	7
6.500%, 8-1-32	10	11
6.000%, 9-1-32	10	11
6.500%, 9-1-32	21	24
6.000%, 10-1-32	191	222
6.500%, 10-1-32	19	22
6.000%, 11-1-32	147	171
3.500%, 12-1-32	975	1,043
6.000%, 3-1-33	209	240
5.500%, 4-1-33	180	206
6.000%, 4-1-33	5	5
5.500%, 5-1-33	13	15
6.000%, 6-1-33	30	33
6.500%, 8-1-33	9	10
6.000%, 10-1-33	35	39
6.000%, 12-1-33	50	58
5.500%, 1-1-34	37	43
5.500%, 1-1-34	35	40
6.000%, 1-1-34	22	25
5.000%, 3-1-34	9	11
5.500%, 3-1-34	17	19
5.500%, 4-1-34	12	14
5.000%, 5-1-34	6	7
6.000%, 8-1-34	37	42
5.500%, 9-1-34	123	137
6.000%, 9-1-34	38	44
6.500%, 9-1-34	81	94
5.500%, 11-1-34	114	128
6.000%, 11-1-34	68	76
6.500%, 11-1-34	3	4
5.000%, 12-1-34	198	228
5.500%, 1-1-35	119	137
5.500%, 1-1-35	21	23
5.500%, 2-1-35	322	369
5.500%, 2-1-35	31	35
6.500%, 3-1-35	83	96
5.500%, 4-1-35	87	100
4.500%, 5-1-35	103	112
5.500%, 6-1-35	3	3
4.500%, 7-1-35	104	113
5.000%, 7-1-35	223	256
5.000%, 7-1-35	50	56
5.500%, 7-1-35	40	46
5.500%, 8-1-35	4	5
5.500%, 10-1-35	153	177
5.500%, 11-1-35	74	84
5.000%, 2-1-36	20	23
5.500%, 2-1-36	24	27
6.500%, 2-1-36	24	26
5.500%, 9-1-36	106	121
5.500%, 11-1-36	42	48
6.000%, 11-1-36	27	31
6.000%, 1-1-37	22	26
6.000%, 5-1-37	53	62
5.500%, 6-1-37	32	37
6.000%, 8-1-37	35	40
7.000%, 10-1-37	15	16
5.000%, 4-1-38	113	129

6.000%, 10-1-38	83	96
4.500%, 6-1-39	75	83
5.000%, 12-1-39	203	234
5.500%, 12-1-39	111	127
5.000%, 3-1-40	462	531
4.500%, 10-1-40	310	340
4.000%, 12-1-40	506	551
3.500%, 4-1-41	1,026	1,121
4.000%, 4-1-41	729	811
4.500%, 4-1-41	1,102	1,250
5.000%, 4-1-41	113	130
4.500%, 7-1-41	553	616
4.000%, 8-1-41	445	489
4.000%, 9-1-41	607	669
4.000%, 10-1-41	761	841
3.500%, 11-1-41	1,878	2,060
3.500%, 1-1-42	532	582
3.500%, 8-1-42	1,153	1,261
3.000%, 9-1-42	1,305	1,411
3.500%, 1-1-43	620	671
3.500%, 2-1-43	850	944
3.000%, 5-1-43	1,756	1,881
4.000%, 1-1-44	727	823
4.000%, 4-1-44	1,752	1,924
3.500%, 5-1-45	1,255	1,334
3.500%, 6-1-45	1,052	1,144
3.500%, 7-1-45	1,119	1,199
3.500%, 8-1-45	1,570	1,676
3.500%, 9-1-45	977	1,046
3.000%, 1-1-46	2,575	2,728
4.000%, 2-1-47	448	478
Government National Mortgage Association Agency REMIC/CMO:
0.643%, 7-16-40(E)	11	—*
0.004%, 6-17-45(E)	179	—*
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
6.250%, 7-15-24	23	25
4.000%, 8-20-31	423	455
5.000%, 7-15-33	67	75
5.000%, 7-15-34	58	67
5.500%, 12-15-34	77	90
5.000%, 1-15-35	91	104
3.250%, 11-20-35	472	502
5.000%, 12-15-35	150	172
4.000%, 6-20-36	678	728
5.500%, 7-15-38	76	89
5.500%, 10-15-38	103	121
5.500%, 2-15-39	13	14
5.000%, 12-15-39	81	94
5.000%, 1-15-40	522	592
4.500%, 6-15-40	241	273
5.000%, 7-15-40	104	118
4.000%, 12-20-40	330	370
4.000%, 1-15-41	366	398
4.000%, 10-15-41	205	226
3.500%, 10-20-43	932	1,009
4.000%, 12-20-44	307	334
3.500%, 2-20-45	1,387	1,485
3.000%, 3-15-45	2,215	2,343
3.500%, 4-20-46	480	511
U.S. Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, Series 1995-1, Class 2, 7.793%, 2-15-25	6	7
U.S. Dept of Veterans Affairs, Gtd REMIC Pass-Through Certs, Vendee Mortgage Trust, Series 1995-1, Class 1 (Mortgage spread to 3-year U.S. Treasury index), 6.290%, 2-15-25(B)	28	31

Uniform Mortgage Back Security:
5.000%, 4-1-23	52		55
3.500%, 8-1-26	230		242
2.500%, 3-1-28	293		312
2.500%, 4-1-28	268		285
5.000%, 5-1-29	21		23
3.500%, 5-1-32	735		786
6.500%, 9-1-32	18		21
6.000%, 11-1-33	27		32
5.500%, 5-1-34	232		268
6.500%, 5-1-34	76		89
5.500%, 6-1-34	63		73
5.000%, 9-1-34	—	*	—*
5.500%, 9-1-34	2		2
5.500%, 10-1-34	104		119
5.500%, 7-1-35	31		36
5.000%, 8-1-35	26		30
5.500%, 10-1-35	34		39
5.000%, 11-1-35	70		81
5.000%, 12-1-35	17		19
6.500%, 7-1-36	7		8
7.000%, 12-1-37	21		24
5.500%, 3-1-38	114		133
5.500%, 2-1-39	149		171
5.000%, 11-1-39	70		81
5.000%, 1-1-40	416		478
5.000%, 4-1-40	116		130
5.000%, 8-1-40	122		140
4.000%, 10-1-40	292		321
4.000%, 11-1-40	430		486
4.500%, 1-1-41	352		391
4.000%, 2-1-41	847		934
4.000%, 3-1-41	269		301
4.500%, 3-1-41	194		216
4.500%, 4-1-41	572		643
4.000%, 6-1-41	317		354
4.000%, 8-1-41	164		180
4.000%, 11-1-41	2,387		2,620
3.000%, 8-1-42	778		841
3.500%, 8-1-42	780		853
3.000%, 1-1-43	955		1,036
3.000%, 2-1-43	1,180		1,287

			133,663

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 11.2%			$133,663
(Cost: $133,786)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations - 13.1%
U.S. Treasury Bonds:
0.625%, 5-15-30(C)	15,005		14,959
5.375%, 2-15-31(F)	4,940		7,340
3.000%, 2-15-48	13,563		18,560
2.000%, 2-15-50	8,786		10,056
U.S. Treasury Notes:
1.625%, 12-31-21	5,000		5,109
1.375%, 1-31-22	10,000		10,190
1.125%, 2-28-22	4,150		4,216
0.375%, 3-31-22	5,835		5,856
0.500%, 3-15-23	2,000		2,017
1.125%, 2-28-25	5,000		5,200
0.250%, 5-31-25	58,512		58,437
0.250%, 6-30-25	750		748
0.500%, 5-31-27	13,085		13,099

			155,787

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 13.1%			$155,787
(Cost: $147,613)

SHORT-TERM SECURITIES	Shares
Money Market Funds (H) - 2.8%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.100%(G)	5,070	5,070
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.120%	28,554	28,554

		33,624

TOTAL SHORT-TERM SECURITIES – 2.8%		$33,624
(Cost: $33,624)

TOTAL INVESTMENT SECURITIES – 100.7%		$1,201,683
(Cost: $1,176,956)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.7)%		(8,015)

NET ASSETS – 100.0%		$1,193,668

Notes to Schedule of Investments

*	Not shown due to rounding.
(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020 the total value of these securities amounted to $352,355 or 29.8% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2020. Description of the reference rate and spread, if applicable, are included in the security description.
(C)	All or a portion of securities with an aggregate value of $7,277 are on loan.
(D)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at June 30, 2020.
(E)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.
(F)	All or a portion of securities with an aggregate value of $4,234 have been pledged as collateral on open futures contracts.
(G)	Investment made with cash collateral received from securities on loan.
(H)	Rate shown is the annualized 7-day yield at June 30, 2020.

The following futures contracts were outstanding at June 30, 2020 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. 10-Year Ultra Treasury Note	Short	304	9-21-20	30,400	$(47,875)	$(198)
U.S. 30-Year Treasury Bond	Long	548	9-21-20	54,800	97,852	380
U.S. Treasury Ultra Long Bond	Short	66	9-21-20	6,600	(14,398)	(54)
U.S. 5-Year Treasury Note	Long	671	9-28-20	67,100	84,373	208

					$119,952	$336

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$159,933	$—
Corporate Debt Securities	—	531,976	—
Mortgage-Backed Securities	—	172,916	—
Municipal Bonds	—	13,784	—
United States Government Agency Obligations	—	133,663	—
United States Government Obligations	—	155,787	—
Short-Term Securities	33,624	—	—

Total	$33,624	$1,168,059	$—

Futures Contracts	$588	$—	$—

Liabilities
Futures Contracts	$252	$—	$—

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at June 30, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,176,956

Gross unrealized appreciation	47,529
Gross unrealized depreciation	(22,802)

Net unrealized appreciation	$24,727